UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.	Name and address of issuer:

MTB Group of Funds
Federated Investors
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
[ X ]


3.Investment Company Act File Number:  811-5514


Securities Act File Number:	33-20673





4(a).Last day of fiscal year for which this Form is filed:   April 30,
2008

4(b).[   ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).  (See
Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[   ]  Check box if this is the last time the issuer will be filing this Form.


5.Calculation of registration fee:
(i)Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $24,397,749,487

(ii)Aggregate price of securities redeemed or repurchased during the fiscal year: $21,611,920,060

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $2,221,076,446

(iv)Total available redemption credits [add Items 5(ii) and 5(iii)]: $23,832,996,506

(v)Net sales -- if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]: $564,752,981

(vi)Redemption credits available for use in future years
-- if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]: $-

(vii)Multiplier for determining registration fee
(See Instruction C.9):x0.0000393

(viii)Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter 0 if no fee is due):= $22,195

6.Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of secur

7.Interest due -- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):+ $-

8.Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:= 22,195


9.Date the registration fee and any interest payment was sent to the Commissions lockbox depository:
       Method of Delivery:
[ x ]Wire Transfer
[   ]Mail or other means



SIGNATURES


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      Cynthia-Ann Teitler


	       Vice President


Date:      July 22, 2008


*Please print the name and title of the signing officer below the signature.